EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the years ended September 30,
	2014	2013	2012
Numerator used in basic net income per share:
Net loss	$(1,000)	$(5,133,000)	$(8,988,000)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,405,000

Loss per ordinary share- basic and diluted	$(0.00)	$(3.65)	$(6.40)